UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6620

Nuveen Insured California Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 5.1% (3.6% of Total Investments)
$ 1,250	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/10 at 100.00	Baa1	$ 1,250,900
	Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	Aa3	1,527,720
	AMBAC Insured
2,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa3	2,021,340
	NPFG Insured
4,750	Total Education and Civic Organizations			4,799,960
	Health Care – 5.6% (4.0% of Total Investments)
3,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Sutter Health, Series	2/10 at 100.50	Aa3	3,002,940
	1998A, 5.375%, 8/15/30 – NPFG Insured
724	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	738,784
	System, Trust 2554, 18.284%, 7/01/47 – FSA Insured (IF)
1,500	California Statewide Community Development Authority, Certificates of Participation, Sutter	2/10 at 101.00	AAA	1,520,430
	Health Obligated Group, Series 1999, 5.500%, 8/15/19 – FSA Insured
5,224	Total Health Care			5,262,154
	Housing/Single Family – 0.3% (0.2% of Total Investments)
180	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AA–	186,941
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
100	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/10 at 100.00	AA	100,100
	8/01/20 – NPFG Insured (Alternative Minimum Tax)
280	Total Housing/Single Family			287,041
	Tax Obligation/General – 32.8% (23.2% of Total Investments)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2004A:
1,890	5.250%, 8/01/23 – NPFG Insured	8/14 at 100.00	AA–	2,002,172
1,250	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA–	1,308,775
2,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 – NPFG	12/09 at 100.00	AA–	1,992,860
	Insured (Alternative Minimum Tax)
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds,
	Series 2004:
2,580	5.250%, 9/01/21 – FGIC Insured	9/14 at 100.00	AA–	2,800,203
1,775	5.250%, 9/01/22 – FGIC Insured	9/14 at 100.00	AA–	1,900,031
1,130	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	8/18 at 100.00	AAA	1,243,802
	Trust 2668, 9.099%, 8/01/28 – FSA Insured (IF)
1,225	Fresno Unified School District, Fresno County, California, General Obligation Refunding Bonds,	2/13 at 103.00	A+	1,403,887
	Series 1998A, 6.550%, 8/01/20 – NPFG Insured
1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	A	1,209,830
	2004, 5.000%, 8/01/21 – FGIC Insured
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	A	3,310,740
	Bonds, Series 1997A, 6.500%, 8/01/19 – NPFG Insured
160	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	164,842
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,000	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aa3	3,061,380
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
	San Diego Unified School District, San Diego County, California, General Obligation Bonds,
	Election of 1998, Series 2001C:
1,335	5.000%, 7/01/21 – FSA Insured	7/11 at 102.00	AAA	1,440,866
3,500	5.000%, 7/01/22 – FSA Insured	7/11 at 102.00	AAA	3,777,550
4,895	5.000%, 7/01/23 – FSA Insured	7/11 at 102.00	AAA	5,283,174
28,920	Total Tax Obligation/General			30,900,112

	Tax Obligation/Limited – 36.9% (26.1% of Total Investments)
1,000	Brea and Olinda Unified School District, Orange County, California, Certificates of	8/11 at 101.00	AAA	1,029,300
	Participation Refunding, Series 2002A, 5.125%, 8/01/26 – FSA Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	12/13 at 100.00	AA–	1,275,616
1,615	5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	AA–	1,676,855
195	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	188,854
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
595	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	BBB	508,856
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/12 at 100.00	N/R	1,916,340
	Community Facilities District 98-1, Series 2002, 5.100%, 9/01/25 – AMBAC Insured
5,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	A3	4,992,950
	Facility Phase II, Series 2001, 5.250%, 1/01/34 – AMBAC Insured
3,180	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	2,283,049
	Revenue Bonds, Drivers Trust 2091, 9.489%, 6/01/45 – AGC Insured (IF)
1,000	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	Baa1	799,600
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	A	445,162
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
345	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A2	296,131
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AAA	949,121
	Project, Series 2004A, 5.000%, 12/01/20 – FSA Insured
1,500	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AA–	1,466,700
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
3,150	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A,	8/17 at 100.00	A–	2,694,447
	5.000%, 8/01/38 – AMBAC Insured
7,000	Rancho Cucamonga Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds,	9/17 at 100.00	A+	6,285,300
	Series 2007A, 5.000%, 9/01/34 – NPFG Insured
165	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	143,873
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
205	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	202,140
	8/01/25 – AMBAC Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	A	1,401,420
	2005A, 5.000%, 8/01/28 – NPFG Insured
3,565	Sweetwater Union High School District Public Financing Authority, California, Special Tax	9/15 at 100.00	AAA	3,634,304
	Revenue Bonds, Series 2005A, 5.000%, 9/01/25 – FSA Insured
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	A	2,545,005
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/31 – NPFG Insured
37,265	Total Tax Obligation/Limited			34,735,023
	Transportation – 2.5% (1.8% of Total Investments)
2,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	A+	2,408,880
	NPFG Insured
	U.S. Guaranteed – 42.0% (29.7% of Total Investments) (4)
	California, Various Purpose General Obligation Bonds, Series 2000:
7,995	5.750%, 3/01/22 (Pre-refunded 3/01/10) – NPFG Insured	3/10 at 101.00	AAA	8,184,242
800	5.750%, 3/01/27 (Pre-refunded 3/01/10) – NPFG Insured	3/10 at 101.00	AAA	818,936
2,500	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	2/10 at 102.00	AAA	2,568,225
	2001A, 5.125%, 8/01/26 – FSA Insured (ETM)
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	8,667,717
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
5,135	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	AAA	6,555,546
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax) (ETM)
6,220	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	8,612,772
	Revenue Bonds, Series 1987A, 9.000%, 5/01/21 (Alternative Minimum Tax) (ETM)
1,485	San Jose, California, Single Family Mortgage Revenue Bonds, Series 1985A, 9.500%,	No Opt. Call	Aaa	1,946,360
	10/01/13 (ETM)

2,150	Santa Clara Valley Water District, California, Water Utility System Revenue Bonds, Series	6/10 at 100.00	AA (4)	2,201,256
	2000A, 5.125%, 6/01/31 (Pre-refunded 6/01/10) – FGIC Insured
32,285	Total U.S. Guaranteed			39,555,054
	Utilities – 0.3% (0.2% of Total Investments)
345	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	304,745
	9/01/31 – SYNCORA GTY Insured
	Water and Sewer – 15.7% (11.2% of Total Investments)
5,255	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/13 at 100.00	A+	5,451,484
	Series 2003A, 5.000%, 3/01/20 – FGIC Insured
1,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	A+	1,269,188
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
235	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	226,977
	5.000%, 4/01/36 – NPFG Insured
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	4,947,900
	AMBAC Insured
220	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	A+	217,714
	5.000%, 6/01/31 – NPFG Insured
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	1,300,800
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
1,345	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	AA–	1,414,456
	2003A, 5.000%, 8/01/20 – NPFG Insured
14,785	Total Water and Sewer			14,828,519
$ 126,254	Total Investments (cost $129,315,062) – 141.2%			133,081,488
	Other Assets Less Liabilities – 6.6%			6,138,045
	Auction Rate Preferred Shares, at Liquidation Value – (47.8)% (5)			(45,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 94,219,533

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$133,081,488	$ —	$133,081,488

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $129,239,265.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 6,972,556
Depreciation	(3,130,333)
Net unrealized appreciation (depreciation) of investments	$ 3,842,223

Primarily all of the Fund’s net assets are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured California Premium Income Municipal Fund, Inc.

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010